Quarterly Holdings Report
for
Fidelity® Equity-Income K6 Fund
April 30, 2025
EQU-K6-NPRT1-0625
1.9893874.105
Common Stocks - 99.0%
	Shares	Value ($)
CANADA - 2.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Quebecor Inc Class B	39,200	1,075,398
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	12,300	792,550
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	18,453	963,207
Metro Inc/CN	12,730	981,021
		1,944,228
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd	44,872	1,287,637
Cenovus Energy Inc	5,400	63,573
Imperial Oil Ltd	26,109	1,761,118
		3,112,328
TOTAL CANADA		6,924,504
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA (a)	41,800	772,093
GERMANY - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Siemens AG	3,929	904,697
IRELAND - 0.9%
Information Technology - 0.9%
IT Services - 0.9%
Accenture PLC Class A	7,080	2,117,982
ITALY - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Prysmian SpA	6,000	329,593
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	39,090	966,129
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	39,307	1,530,518
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	11,800	2,174,858
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	20,306	3,384,807
UNITED KINGDOM - 2.0%
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Unilever PLC	15,703	999,808
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	17,898	2,564,188
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC	123,800	1,253,162
TOTAL UNITED KINGDOM		4,817,158
UNITED STATES - 89.1%
Communication Services - 5.9%
Diversified Telecommunication Services - 1.9%
AT&T Inc	80,264	2,223,313
Verizon Communications Inc	50,381	2,219,787
		4,443,100
Entertainment - 0.9%
Walt Disney Co/The	24,700	2,246,465
Interactive Media & Services - 0.6%
Alphabet Inc Class A	9,888	1,570,214
Media - 1.2%
Comcast Corp Class A	65,752	2,248,718
Interpublic Group of Cos Inc/The	25,697	645,509
		2,894,227
Wireless Telecommunication Services - 1.3%
T-Mobile US Inc	12,520	3,091,814
TOTAL COMMUNICATION SERVICES		14,245,820

Consumer Discretionary - 6.1%
Diversified Consumer Services - 0.5%
H&R Block Inc	19,322	1,166,469
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp	11,514	3,680,450
Starbucks Corp	4,000	320,200
		4,000,650
Specialty Retail - 3.4%
Burlington Stores Inc (a)	5,450	1,226,468
Dick's Sporting Goods Inc	6,399	1,201,348
Lowe's Cos Inc	11,222	2,508,790
TJX Cos Inc/The	24,840	3,196,412
		8,133,018
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co (b)	1,573	97,793
Tapestry Inc	17,350	1,225,778
		1,323,571
TOTAL CONSUMER DISCRETIONARY		14,623,708

Consumer Staples - 9.3%
Beverages - 2.1%
Coca-Cola Co/The	36,954	2,681,013
Keurig Dr Pepper Inc	65,922	2,280,242
		4,961,255
Consumer Staples Distribution & Retail - 4.0%
Albertsons Cos Inc Class A	13,500	296,730
BJ's Wholesale Club Holdings Inc (a)	15,746	1,851,100
Costco Wholesale Corp	271	269,509
Target Corp	11,653	1,126,845
Walmart Inc	61,710	6,001,298
		9,545,482
Food Products - 0.9%
JM Smucker Co	7,600	883,652
Mondelez International Inc	18,834	1,283,160
		2,166,812
Household Products - 1.9%
Procter & Gamble Co/The	28,312	4,602,682
Personal Care Products - 0.4%
Kenvue Inc	46,273	1,092,043
TOTAL CONSUMER STAPLES		22,368,274

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Enterprise Products Partners LP	47,962	1,434,064
Exxon Mobil Corp	65,791	6,949,504
Hess Corp	10,605	1,368,575
Phillips 66	7,338	763,592
Shell PLC	54,538	1,760,036
Valero Energy Corp	5,871	681,564
		12,957,335
Financials - 21.1%
Banks - 11.2%
Bank of America Corp	105,867	4,221,976
Huntington Bancshares Inc/OH	128,525	1,867,468
JPMorgan Chase & Co	37,706	9,223,642
M&T Bank Corp	13,588	2,306,699
PNC Financial Services Group Inc/The	20,911	3,360,189
US Bancorp	40,200	1,621,668
Wells Fargo & Co	63,114	4,481,725
		27,083,367
Capital Markets - 1.8%
Blackrock Inc	2,100	1,919,946
Charles Schwab Corp/The	29,100	2,368,740
		4,288,686
Consumer Finance - 0.8%
Capital One Financial Corp	10,824	1,951,134
Financial Services - 1.3%
Apollo Global Management Inc	10,400	1,419,392
Visa Inc Class A	5,252	1,814,566
		3,233,958
Insurance - 6.0%
American Financial Group Inc/OH	10,068	1,275,213
Chubb Ltd	14,404	4,120,697
Hartford Insurance Group Inc/The	29,117	3,571,782
Marsh & McLennan Cos Inc	11,473	2,586,817
The Travelers Companies, Inc.	10,932	2,887,469
		14,441,978
TOTAL FINANCIALS		50,999,123

Health Care - 13.1%
Biotechnology - 3.9%
AbbVie Inc	29,100	5,677,410
Gilead Sciences Inc	35,807	3,814,878
		9,492,288
Health Care Providers & Services - 2.5%
Cigna Group/The	4,630	1,574,385
UnitedHealth Group Inc	10,796	4,441,906
		6,016,291
Life Sciences Tools & Services - 1.5%
Danaher Corp	17,927	3,573,389
Pharmaceuticals - 5.2%
Eli Lilly & Co	2,271	2,041,515
GSK PLC	43,200	854,612
Johnson & Johnson	24,224	3,786,454
Merck & Co Inc	23,956	2,041,051
Roche Holding AG	4,226	1,381,845
Royalty Pharma PLC Class A	18,493	606,940
Sanofi SA	17,122	1,873,007
		12,585,424
TOTAL HEALTH CARE		31,667,392

Industrials - 11.3%
Aerospace & Defense - 4.1%
GE Aerospace	24,764	4,990,937
General Dynamics Corp	6,200	1,687,144
Huntington Ingalls Industries Inc	5,836	1,344,264
Northrop Grumman Corp	3,476	1,691,074
		9,713,419
Building Products - 0.8%
Johnson Controls International plc	21,931	1,840,011
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	12,333	615,397
Veralto Corp	7,175	688,083
		1,303,480
Electrical Equipment - 2.0%
AMETEK Inc	11,422	1,936,943
GE Vernova Inc	7,191	2,666,567
Regal Rexnord Corp	3,008	318,366
		4,921,876
Ground Transportation - 0.8%
Norfolk Southern Corp	9,100	2,038,855
Machinery - 2.2%
Crane Co	13,304	2,141,678
Hillenbrand Inc	8,900	180,047
ITT Inc	20,186	2,765,886
		5,087,611
Professional Services - 0.3%
KBR Inc	14,468	764,055
Trading Companies & Distributors - 0.6%
Watsco Inc	3,330	1,531,267
TOTAL INDUSTRIALS		27,200,574

Information Technology - 4.8%
Communications Equipment - 1.1%
Cisco Systems Inc	45,390	2,620,365
Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co	15,406	722,850
IT Services - 0.7%
Amdocs Ltd	18,304	1,621,368
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices Inc	7,022	1,368,728
Broadcom Inc	1,300	250,211
		1,618,939
Software - 1.6%
Gen Digital Inc	26,855	694,738
Microsoft Corp	8,279	3,272,358
		3,967,096
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	5,275	1,120,938
TOTAL INFORMATION TECHNOLOGY		11,671,556

Materials - 4.2%
Chemicals - 2.4%
Linde PLC	12,638	5,727,921
Containers & Packaging - 1.4%
Ball Corp	25,632	1,331,326
Crown Holdings Inc	21,720	2,092,288
		3,423,614
Metals & Mining - 0.4%
Freeport-McMoRan Inc	25,142	905,866
TOTAL MATERIALS		10,057,401

Real Estate - 2.0%
Specialized REITs - 2.0%
American Tower Corp	6,583	1,483,874
Lamar Advertising Co Class A	19,660	2,237,505
Public Storage Operating Co	4,641	1,394,295
		5,115,674
Utilities - 5.9%
Electric Utilities - 3.8%
Constellation Energy Corp	7,471	1,669,320
Exelon Corp	20,463	959,715
FirstEnergy Corp	18,423	789,978
NextEra Energy Inc	38,909	2,602,235
PG&E Corp	51,192	845,692
Southern Co/The	25,223	2,317,741
		9,184,681
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	8,400	606,564
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	10,634	1,378,485
Multi-Utilities - 1.3%
Ameren Corp	9,808	973,346
CenterPoint Energy Inc	26,999	1,047,021
WEC Energy Group Inc	9,830	1,076,582
		3,096,949
TOTAL UTILITIES		14,266,679

TOTAL UNITED STATES		215,173,536
TOTAL COMMON STOCKS (Cost $189,119,154)		239,095,875

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	2,121,398	2,121,822
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	95,990	96,000
TOTAL MONEY MARKET FUNDS (Cost $2,217,822)			2,217,822

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $191,336,976)	241,313,697
NET OTHER ASSETS (LIABILITIES) - 0.1%	270,014
NET ASSETS - 100.0%	241,583,711

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,878,469	26,851,167	31,607,814	42,310	-	-	2,121,822	2,121,398	0.0%
Fidelity Securities Lending Cash Central Fund	2,124,798	2,886,190	4,914,988	914	-	-	96,000	95,990	0.0%
Total	9,003,267	29,737,357	36,522,802	43,224	-	-	2,217,822

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.